10-Q Indebtedness - SAFE Notes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) yr	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) yr	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) yr	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)
Debt Instrument [Line Items]
Changes in fair value included in operations	$ 27,260,256	$ (22,097,809)	$ 25,786,225	$ (26,958,428)	$ (31,729,718)	$ (21,943,239)
Discount rate
Debt Instrument [Line Items]
Debt instrument measurement input						0.20
SAFE Notes Issued May Through October 2021
Debt Instrument [Line Items]
Principal amount								$ 8,906,788
Fair value of debt	14,670,000		14,670,000		22,750,000	$ 12,938,000
SAFE Notes Issued May Through October 2021 | Related Party
Debt Instrument [Line Items]
Principal amount								$ 7,229,245
SAFE Notes Issued In November 2021
Debt Instrument [Line Items]
Principal amount							$ 16,300,000
Fair value of debt	20,440,000		20,440,000		28,850,000	$ 18,060,000
SAFE Notes Issued In November 2021 | Related Party
Debt Instrument [Line Items]
Principal amount							$ 15,000,000
TLG Acquisition One Corp
Debt Instrument [Line Items]
Estimated proceeds to existing stockholders	$ 275,000,000		$ 275,000,000		495,000,000
TLG Acquisition One Corp | Discount rate
Debt Instrument [Line Items]
Debt instrument measurement input	0.1380		0.1380			0.1576
TLG Acquisition One Corp | Term
Debt Instrument [Line Items]
Debt instrument measurement input | yr	0.25		0.25			0.25
TLG Acquisition One Corp | Risk-free interest rate
Debt Instrument [Line Items]
Debt instrument measurement input	0.0352		0.0352			0.0399
TLG Acquisition One Corp | Volatility
Debt Instrument [Line Items]
Debt instrument measurement input	0.0001		0.0001			0.0001
SAFE Notes
Debt Instrument [Line Items]
Changes in fair value included in operations	$ 16,750,000		$ 16,490,000	(16,279,000)	$ (20,602,000)	$ (5,791,212)
SAFE Notes | Term | Minimum
Debt Instrument [Line Items]
Debt instrument measurement input	0.8		0.8		0.3	1.0
SAFE Notes | Term | Maximum
Debt Instrument [Line Items]
Debt instrument measurement input	2		2		2	2
SAFE Notes | Risk-free interest rate | Minimum
Debt Instrument [Line Items]
Debt instrument measurement input	0.0481		0.0481		0.0436	0.0009
SAFE Notes | Risk-free interest rate | Maximum
Debt Instrument [Line Items]
Debt instrument measurement input	0.0533		0.0533		0.0467	0.0073
SAFE Notes | Volatility
Debt Instrument [Line Items]
Debt instrument measurement input						110
SAFE Notes | Volatility | Minimum
Debt Instrument [Line Items]
Debt instrument measurement input	0.65		0.65		0.75
SAFE Notes | Volatility | Maximum
Debt Instrument [Line Items]
Debt instrument measurement input	0.75		0.75		0.85
SAFE Notes | SAFE Notes Issued May Through October 2021
Debt Instrument [Line Items]
Changes in fair value included in operations	$ 8,430,000	(6,194,000)	$ 8,080,000	(8,131,000)	$ (9,812,000)	$ (3,781,212)
SAFE Notes | SAFE Notes Issued In November 2021
Debt Instrument [Line Items]
Changes in fair value included in operations	$ 8,320,000	$ (6,241,000)	$ 8,410,000	$ (8,148,000)	$ (10,790,000)	$ (2,010,000)